Related party (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Mr. Davis [Member]
Common stock issued for services | shares	20,560
Mr. Adams [Member]
Common stock issued for services | shares	25,500
Annual salary | $	$ 15,000
Mr. Adams [Member] | Founder [Member]
Annual salary | $	$ 180,000